UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
SMALL CAP GROWTH PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited)	September 30, 2008

Shares	Security	Value

COMMON STOCKS — 91.1%
CONSUMER DISCRETIONARY — 8.9%
Hotels, Restaurants & Leisure — 2.6%
132,240	Burger King Holdings Inc.	$3,247,814

Media — 3.9%
71,300	Focus Media Holding Ltd., ADR *	2,032,763
306,726	Lions Gate Entertainment Corp. *	2,791,207

	Total Media	4,823,970

Specialty Retail — 2.4%
51,650	Ross Stores Inc.	1,901,236
33,210	Urban Outfitters Inc. *	1,058,403

	Total Specialty Retail	2,959,639

	TOTAL CONSUMER DISCRETIONARY	11,031,423

CONSUMER STAPLES — 2.5%
Food & Staples Retailing — 1.9%
76,100	Casey’s General Stores Inc.	2,295,937

Personal Products — 0.6%
49,110	Nu Skin Enterprises Inc., Class A Shares	796,564

	TOTAL CONSUMER STAPLES	3,092,501

ENERGY — 7.5%
Energy Equipment & Services — 4.0%
174,256	ION Geophysical Corp. *	2,472,693
37,720	Key Energy Services Inc. *	437,552
82,250	North American Energy Partners Inc. *	852,932
154,200	Parker Drilling Co. *	1,236,684

	Total Energy Equipment & Services	4,999,861

Oil, Gas & Consumable Fuels — 3.5%
40,086	GMX Resources Inc. *	1,916,111
31,370	Range Resources Corp.	1,344,832
56,900	SandRidge Energy Inc. *	1,115,240

	Total Oil, Gas & Consumable Fuels	4,376,183

	TOTAL ENERGY	9,376,044

FINANCIALS — 4.2%
Capital Markets — 1.8%
27,960	Affiliated Managers Group Inc. *	2,316,486

Diversified Financial Services — 0.4%
188,035	Primus Guaranty Ltd. *	492,652

Real Estate Investment Trusts (REITs) — 2.0%
11,969	Alexandria Real Estate Equities Inc.	1,346,513
75,630	CB Richard Ellis Group Inc., Class A Shares *	1,011,173
40,370	Gramercy Capital Corp.	104,558

	Total Real Estate Investment Trusts (REITs)	2,462,244

	TOTAL FINANCIALS	5,271,382

HEALTH CARE — 14.8%
Biotechnology — 5.8%
60,230	Acorda Therapeutics Inc. *	1,436,486
68,040	Alexion Pharmaceuticals Inc. *	2,673,972
174,930	ARIAD Pharmaceuticals Inc. *	432,077
71,780	BioMarin Pharmaceutical Inc. *	1,901,452
31,160	Infinity Pharmaceuticals Inc. *	241,490
112,910	Senomyx Inc. *	511,482

	Total Biotechnology	7,196,959

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Health Care Equipment & Supplies — 2.1%
60,300	Conceptus Inc. *	$999,774
36,069	Integra LifeSciences Holdings Corp. *	1,588,118

	Total Health Care Equipment & Supplies	2,587,892

Health Care Providers & Services — 3.4%
33,830	AmerisourceBergen Corp.	1,273,699
35,920	Owens & Minor Inc.	1,742,120
23,430	Pediatrix Medical Group Inc. *	1,263,346

	Total Health Care Providers & Services	4,279,165

Health Care Technology — 0.5%
44,550	Vital Images Inc. *	668,250

Pharmaceuticals — 3.0%
35,880	Auxilium Pharmaceuticals Incorporated *	1,162,512
35,280	Endo Pharmaceuticals Holdings Inc. *	705,600
36,980	XenoPort Inc. *	1,793,161

	Total Pharmaceuticals	3,661,273

	TOTAL HEALTH CARE	18,393,539

INDUSTRIALS — 18.5%
Aerospace & Defense — 3.2%
111,227	Orbital Sciences Corp. *	2,666,111
190,250	Taser International Inc. *	1,360,288

	Total Aerospace & Defense	4,026,399

Building Products — 0.9%
35,278	NCI Building Systems Inc. *	1,120,077

Commercial Services & Supplies — 3.9%
82,050	Corrections Corporation of America *	2,038,942
39,480	Herman Miller Inc.	966,076
91,780	Taleo Corp., Class A Shares *	1,825,504

	Total Commercial Services & Supplies	4,830,522

Construction & Engineering — 3.5%
61,350	Dycom Industries Inc. *	798,777
62,890	Quanta Services Inc. *	1,698,659
59,850	Shaw Group Inc. *	1,839,190

	Total Construction & Engineering	4,336,626

Electrical Equipment — 1.9%
116,730	JA Solar Holdings Co. Ltd., ADR *	1,235,003
31,250	Suntech Power Holdings Co., Ltd., ADR *	1,120,938

	Total Electrical Equipment	2,355,941

Machinery — 3.5%
38,210	AGCO Corp. *	1,628,128
87,620	IDEX Corp.	2,717,973

	Total Machinery	4,346,101

Trading Companies & Distributors — 1.6%
41,660	MSC Industrial Direct Co. Inc., Class A Shares	1,919,276

	TOTAL INDUSTRIALS	22,934,942

INFORMATION TECHNOLOGY — 26.0%
Communications Equipment — 2.5%
144,260	Comverse Technology Inc. *	1,380,568
72,783	F5 Networks Inc. *	1,701,667

	Total Communications Equipment	3,082,235

Electronic Equipment, Instruments & Components — 1.5%
19,370	Mettler-Toledo International Inc. *	1,898,260

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Internet Software & Services — 6.5%
10,100	Baidu.com Inc., ADR *	$2,507,123
68,900	Digital River Inc. *	2,232,360
65,310	Mercadolibre Inc. *	1,329,059
56,830	SINA Corp. *	2,000,416

	Total Internet Software & Services	8,068,958

IT Services — 1.2%
188,220	Online Resources Corp. *	1,462,469

Semiconductors & Semiconductor Equipment — 2.5%
144,300	Cirrus Logic Inc. *	786,435
436,879	LSI Corp. *	2,341,671

	Total Semiconductors & Semiconductor Equipment	3,128,106

Software — 11.8%
85,430	Aspen Technology Inc. *	1,084,961
79,630	Blackboard Inc. *	3,208,293
110,490	Citrix Systems Inc. *	2,790,977
402,390	Lawson Software Inc. *	2,816,730
47,130	MICROS Systems Inc. *	1,256,486
18,190	Software AG	1,035,644
130,460	Sourcefire Inc. *	951,053
48,640	Ulticom Inc. *	316,160
70,957	Verint Systems Inc. *	1,181,434

	Total Software	14,641,738

	TOTAL INFORMATION TECHNOLOGY	32,281,766

MATERIALS — 1.6%
Chemicals — 0.4%
20,170	Rockwood Holdings Inc. *	517,562

Metals & Mining — 1.2%
28,420	Compass Minerals International Inc.	1,488,924

	TOTAL MATERIALS	2,006,486

TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 0.8%
89,190	Frontier Communications Corp.	1,025,685

Wireless Telecommunication Services — 3.3%
59,334	American Tower Corp., Class A Shares *	2,134,244
72,590	SBA Communications Corp., Class A *	1,877,903

	Total Wireless Telecommunication Services	4,012,147

	TOTAL TELECOMMUNICATION SERVICES	5,037,832

UTILITIES — 3.0%
Electric Utilities — 3.0%
70,890	ITC Holdings Corp.	3,669,975

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $113,377,687)	113,095,890

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 8.9%
Repurchase Agreement — 8.9%
$11,108,000	Interest in $482,062,000 joint tri-party repurchase agreement dated 9/30/08 with Barclays Capital Inc., 2.000% due 10/1/08; Proceeds at maturity — $11,108,617; (Fully collateralized by various U.S. government agency obligations, 2.624% to 4.000% due 5/13/09 to 8/26/11; Market value — $11,330,214) (Cost — $11,108,000)	$11,108,000

TOTAL INVESTMENTS — 100.0% (Cost — $124,485,687#)	124,203,890
Liabilities in Excess of Other Assets — 0.0%	(19,320)

TOTAL NET ASSETS — 100.0%	$124,184,570

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
     The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

			Other Significant	Significant
		Quoted Prices	Observable Inputs	Unobservable Inputs
	September 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$124,203,890	$113,095,890	$11,108,000	—

3. Investments
     At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,176,550
Gross unrealized depreciation	(17,458,347)

Net unrealized depreciation	$(281,797)

4. Recent accounting pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 24, 2008